Note 13 - Retirement and Pension Plans (Details) - Actuarial Assumptions	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Actuarial Assumptions [Abstract]
Discount rate	1.70%	1.20%
Discount rate	1.20%	1.50%	1.80%
Expected long-term rate of return on plan assets	2.40%	1.80%	1.90%
Rate of increase in compensation	3.20%	3.30%
Rate of increase in compensation	3.30%	3.30%	3.40%